Shareholders’ equity (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Summary of share capital

	Common shares	Amount
	#	$
Balance – December 31, 2025	3,183,330	22,624
Granted	829	1
Balance – March 31, 2026	3,184,159	22,625

	Common shares	Amount
	#	$
Balance – December 31, 2024	3,140,621	22,486
Granted	5,595	17
Balance – March 31, 2025	3,146,216	22,503

Summary of number and weighted average exercise prices of options

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2026	48,181	31.27
Cancelled / Forfeited	(4,366)	(15.54)
Balance – March 31, 2026	43,815	32.84

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2025	76,024	25.77
Cancelled / Forfeited	(24,395)	15.92
Balance – March 31, 2025	51,629	30.43